UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 99.7%

	Education and Civic Organizations – 27.0%

$330	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32	No Opt. Call	BBB–	$295,515

210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	No Opt. Call	BBB–	198,906

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A3	663,505
255	4.000%, 5/01/19	No Opt. Call	A3	265,320

1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,226,602

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	596,145
315	4.000%, 9/01/21	9/20 at 100.00	A2	332,517

3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20	8/18 at 100.00	BBB	3,533,061

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	815,717

1,075	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2005-6-C, 4.750%, 5/01/18	5/14 at 100.00	Baa3	1,088,040

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2006-J-1:
375	5.000%, 5/01/16	5/15 at 100.00	Baa3	392,816
1,295	5.000%, 5/01/20	5/15 at 100.00	Baa3	1,322,907

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,175,456
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,230,800
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,063,209

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,719,868

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	287,178

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.000%, 12/01/28	12/19 at 100.00	Baa2	156,729

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
195	4.000%, 12/01/18	No Opt. Call	Baa2	203,935
200	4.000%, 12/01/20	No Opt. Call	Baa2	204,126
310	3.375%, 12/01/22	No Opt. Call	Baa2	291,205

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	389,524
380	4.500%, 12/01/17	No Opt. Call	Baa2	416,419

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	751,725

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B:
2,025	5.000%, 10/01/18	No Opt. Call	A3	2,306,840
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,136,741
175	4.250%, 10/01/24	10/19 at 100.00	A3	178,736

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
$350	4.000%, 10/01/21	No Opt. Call	A3	$364,980
250	5.000%, 10/01/22	No Opt. Call	A3	276,045
500	5.000%, 10/01/23	No Opt. Call	A3	549,425
990	4.250%, 10/01/28	10/23 at 100.00	A3	958,855

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,051,230
1,370	4.375%, 10/01/20	No Opt. Call	Baa2	1,428,006
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	515,900
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	249,715

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,058,290
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	641,450

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K:
320	5.000%, 5/01/14	No Opt. Call	Baa2	327,568
340	5.000%, 5/01/15	No Opt. Call	Baa2	357,935
355	5.000%, 5/01/16	5/15 at 100.00	Baa2	372,445
370	5.000%, 5/01/17	5/15 at 100.00	Baa2	385,533

305	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2012-7N, 3.000%, 5/01/17	No Opt. Call	Baa2	309,819

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
400	5.000%, 10/01/18	No Opt. Call	Baa1	446,460
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	794,279
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	516,494

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	558,555

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	532,655
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,360,025

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,015	4.000%, 10/01/17	No Opt. Call	A2	1,116,043
1,075	4.500%, 10/01/18	No Opt. Call	A2	1,207,655
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,213,560

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	1,997,240
775	4.000%, 4/01/26	4/23 at 100.00	A2	758,477
300	4.000%, 4/01/27	4/23 at 100.00	A2	288,858

1,045	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 4.000%, 4/01/14	No Opt. Call	A2	1,067,624

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	315,900
385	4.300%, 10/01/20	10/18 at 100.00	A2	414,318
145	4.500%, 10/01/22	10/18 at 100.00	A2	152,388

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,032,408
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,817,794

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
$1,515	4.250%, 10/01/24	10/21 at 100.00	Aa2	$1,591,371
855	4.375%, 10/01/25	10/21 at 100.00	Aa2	893,167
905	4.500%, 10/01/26	10/21 at 100.00	Aa2	943,119

1,665	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AA+	1,894,204

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
500	4.100%, 12/15/14	No Opt. Call	A3	520,000
880	4.200%, 12/15/15	No Opt. Call	A3	937,710
925	4.300%, 12/15/16	12/15 at 100.00	A3	980,648
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,058,185
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,108,092

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	1,042,360

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	226,215
700	5.000%, 7/01/33	7/23 at 100.00	BB+	607,691

200	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BBB–	166,054

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,503,158

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,189,585

	University of Minnesota, General Revenue Bonds, Series 2013A:
800	4.000%, 2/01/25	2/23 at 100.00	Aa1	830,096
2,000	4.000%, 2/01/27	2/23 at 100.00	Aa1	2,021,620

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,122,305
65,200	Total Education and Civic Organizations			68,317,051
	Health Care – 20.4%

735	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.250%, 2/01/15	No Opt. Call	N/R	748,495

1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	1,373,272

	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Series 2005:
425	5.000%, 6/01/16	12/13 at 101.00	N/R	429,492
1,320	5.000%, 6/01/19	12/13 at 101.00	N/R	1,328,923

400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB	396,696

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
660	4.000%, 4/01/25	4/22 at 100.00	BBB	627,000
400	4.000%, 4/01/26	4/22 at 100.00	BBB	371,992

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,094,900
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	583,836

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,730	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 4.500%, 9/01/17	9/15 at 100.00	Baa1	$1,803,681

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,040,530

4,550	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	5,274,906

485	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	555,344

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,072,900

1,035	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA–	1,121,050

	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A:
305	5.500%, 11/15/17 – NPFG Insured	11/13 at 100.00	A	306,135
10	5.750%, 11/15/26 – NPFG Insured	11/13 at 100.00	A	10,007

1,780	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 5.750%, 12/01/15	12/13 at 100.00	N/R	1,781,673

	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	250,998
250	4.050%, 12/01/26	12/20 at 100.00	N/R	225,610
250	4.150%, 12/01/27	12/20 at 100.00	N/R	224,490

	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006:
920	5.000%, 11/01/14	No Opt. Call	BBB–	951,804
1,080	5.500%, 11/01/17	11/16 at 100.00	BBB–	1,167,350

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,027,830

1,455	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011C, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,588,627

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A–	1,076,580

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A–	440,820

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	1,040,750

1,020	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	1,088,167

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.625%, 7/01/26	7/18 at 100.00	A	2,613,675

1,455	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.500%, 7/01/29	7/19 at 100.00	A	1,491,695

1,350	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/19	11/16 at 100.00	A2	1,449,009

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A:
935	5.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA–	1,019,702
1,200	5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,349,268

3,075	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,249,476

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	$1,127,838

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2010:
1,560	5.000%, 2/01/19	2/14 at 100.00	A–	1,579,282
500	5.000%, 2/01/20	2/14 at 100.00	A–	505,490

	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
640	5.250%, 5/01/15	No Opt. Call	BB+	685,043
2,000	5.750%, 5/01/25	5/15 at 100.00	BB+	2,047,020

1,785	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.000%, 9/01/17	9/14 at 100.00	A–	1,832,838

1,840	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healthiest Inc., Series 2005, 5.150%, 11/15/20	11/15 at 100.00	BBB–	1,911,742

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB–	1,068,750

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB–	481,280
250	5.000%, 7/01/34	7/21 at 100.00	BBB–	229,225
49,125	Total Health Care			51,645,191
	Housing/Multifamily – 0.2%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	510,845
	Housing/Single Family – 1.1%

925	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	932,039

910	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	931,431

570	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	565,537

195	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	196,523

160	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C, 2.550%, 7/01/22	No Opt. Call	AA+	147,152
2,760	Total Housing/Single Family			2,772,682
	Long-Term Care – 6.2%

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	567,735

800	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	770,296

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,352,120
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,485,627

2,000	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.600%, 4/01/25	4/14 at 101.00	N/R	1,959,560

1,500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	1,269,750

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	No Opt. Call	N/R	$879,830

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A1	2,107,540

1,000	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	927,840

2,270	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,930,567

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	622,513
310	5.300%, 5/01/27	5/19 at 102.00	N/R	308,366
500	5.300%, 11/01/27	5/19 at 102.00	N/R	497,305
515	5.500%, 11/01/32	5/19 at 102.00	N/R	505,982

640	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	11/14 at 101.00	N/R	634,387
16,775	Total Long-Term Care			15,819,418
	Tax Obligation/General – 16.2%

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	550,605

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,126,550

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	316,188
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	651,977

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	728,123
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	851,040
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	981,365
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,122,534
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,265,828

2,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	3,003,654

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	355,509

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,293,264

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,073,010

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	495,302

	Dakota County Community Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19	7/17 at 100.00	AAA	549,602
215	4.500%, 1/01/20	7/17 at 100.00	AAA	231,921

1,185	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 – AGM Insured	2/18 at 100.00	Aa2	1,243,752

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
$1,160	4.500%, 2/01/21	2/18 at 100.00	Aa2	$1,252,185
465	4.500%, 2/01/22	2/18 at 100.00	Aa2	495,383
1,100	4.625%, 2/01/24	2/18 at 100.00	Aa2	1,140,920

1,025	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2012B, 3.000%, 2/01/26	No Opt. Call	Aa2	914,782

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	466,348

750	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, Crossover Refunding Series 2009A, 4.000%, 2/01/22	2/19 at 100.00	Aa2	807,060

1,000	Independent School District 284, Wayzata, Hennepin County, Minnesota, General Obligation Bonds, Alternative Facilities Series 2012A, 3.000%, 2/01/23	2/21 at 100.00	AAA	990,380

2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,141,984

1,135	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Series 2007, 4.000%, 2/01/18	2/15 at 100.00	AA+	1,174,941

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,033,150

600	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012C, 3.000%, 2/01/20 – AMBAC Insured	No Opt. Call	Aa3	610,644

535	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012D, 4.000%, 2/01/21	No Opt. Call	Aa3	571,979

1,180	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Series 2010A, 4.000%, 2/01/21	8/18 at 100.00	AA+	1,252,700

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	636,945

1,605	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	A	1,630,648

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	BBB–	1,000,450

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/18	No Opt. Call	BBB–	982,500

600	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	BBB–	589,500

200	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement, Refunding Series 2010A, 4.000%, 2/01/18	No Opt. Call	AAA	222,250

1,040	Ramsey, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2012A, 3.000%, 12/15/26	12/21 at 100.00	AA+	920,109

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	536,915

1,140	Rochester, Minnesota, General Obligation Waste Water Bonds, Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,238,770

430	Rockford Independent School District 883, Wright County, Minnesota, General Obligation Bonds, School Building Series 2013A, 3.000%, 2/01/27	2/22 at 100.00	AA+	373,773

1,000	Roseville, Minnesota, General Obligation Bonds, Series 2012A, 3.000%, 3/01/27	No Opt. Call	Aaa	897,100

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 – AGM Insured	2/16 at 100.00	AA+	$1,057,710

1,000	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,151,640

400	Todd, Morrison, Cass and Wadena Counties United Hospital District, Minnesota, General Obligation Bonds, Lakewood Health System, Series 2004, 4.000%, 12/01/13	No Opt. Call	A2	403,736

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	693,082
39,150	Total Tax Obligation/General			41,027,808
	Tax Obligation/Limited – 6.5%

1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,098,173

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	783,643

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	730,793
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,046,650

	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2006-1A:
480	4.550%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	483,821
505	4.625%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A+	524,488

2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,155,986

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
1,000	5.200%, 2/01/22	2/14 at 100.00	N/R	977,980
400	5.350%, 2/01/30	2/14 at 100.00	N/R	351,032

1,040	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.000%, 2/01/17	2/14 at 100.00	N/R	1,042,111

570	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.300%, 2/01/21	2/14 at 100.00	N/R	558,691

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,248,326

1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2004, 4.250%, 1/01/15	1/14 at 100.00	Aa2	1,011,020

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
180	4.500%, 12/01/19	12/17 at 100.00	AA+	195,289
290	4.500%, 12/01/20	12/17 at 100.00	AA+	310,245

315	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/16	No Opt. Call	N/R	320,632

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
315	4.000%, 2/01/18	No Opt. Call	A+	336,096
325	4.000%, 2/01/19	No Opt. Call	A+	345,764
340	4.100%, 2/01/20	No Opt. Call	A+	360,794

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
640	5.000%, 10/01/20	No Opt. Call	BBB	696,518
975	5.000%, 10/01/29	10/20 at 100.00	BBB	942,532
15,960	Total Tax Obligation/Limited			16,520,584

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 7.0%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
$1,000	4.000%, 1/01/19	No Opt. Call	AA–	$1,085,410
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–	1,115,130
500	5.000%, 1/01/21	1/19 at 100.00	AA–	555,460

2,145	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2005B, 5.000%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	A	2,253,708

1,510	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A	1,481,084

2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A	2,505,892

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A	2,650,241
2,750	5.000%, 1/01/30	1/22 at 100.00	A	2,840,668

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+	848,896
895	4.125%, 8/01/23	8/18 at 102.00	A+	923,255
935	4.250%, 8/01/24	8/18 at 102.00	A+	961,797
575	4.250%, 8/01/25	8/18 at 102.00	A+	581,548
16,995	Total Transportation			17,803,089
	U.S. Guaranteed – 3.3% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
730	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	744,169
495	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	504,608

610	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007A, 4.100%, 2/01/18 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1 (4)	641,879

	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006:
500	5.000%, 9/01/17 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	558,880
1,050	5.000%, 9/01/18 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,173,648
1,110	5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,240,714

1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	1,023,770

1,155	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.750%, 11/01/20 (Pre-refunded 11/01/15)	11/15 at 100.00	BBB+ (4)	1,246,095

465	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/16 (ETM)	No Opt. Call	BBB+ (4)	505,143

385	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/17 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	418,237

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	AA+ (4)	216,708
7,700	Total U.S. Guaranteed			8,273,851
	Utilities – 11.6%

775	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/20	1/15 at 100.00	A–	869,031

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$1,010	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 4.200%, 10/01/15	No Opt. Call	A3	$1,078,720

2,230	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22 – RAAI Insured	7/14 at 100.00	A	2,251,653

	Guam Power Authority, Revenue Bonds, Series 2012A:
1,140	5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA–	1,219,367
580	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	613,159

	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
750	4.000%, 12/01/20	No Opt. Call	A1	802,943
500	5.000%, 12/01/25	12/22 at 100.00	A1	539,855
670	5.000%, 12/01/26	12/22 at 100.00	A1	714,756

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA–	529,190

	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A:
315	3.500%, 7/01/16 – AGC Insured	No Opt. Call	AA–	333,963
275	3.500%, 7/01/17 – AGC Insured	No Opt. Call	AA–	292,674
340	3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	365,184

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A3	463,709
1,000	5.250%, 10/01/22	10/17 at 100.00	A3	1,128,950

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A–	514,740
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA–	1,174,152

2,155	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA–	2,393,752

2,940	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A–	3,336,782

	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B:
350	5.000%, 12/01/25	12/23 at 100.00	Aa3	388,086
275	5.000%, 12/01/27	12/23 at 100.00	Aa3	297,244
355	5.000%, 12/01/28	12/23 at 100.00	Aa3	379,662
570	5.000%, 12/01/33	12/23 at 100.00	Aa3	590,793
615	5.000%, 12/01/43	12/23 at 100.00	Aa3	625,320

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/15 at 100.00	A2	307,720

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	2,910,915
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	3,910,050

1,250	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/29	1/23 at 100.00	Aa3	1,320,575
29,320	Total Utilities			29,352,945
	Water and Sewer – 0.2%

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA–	503,580
$243,985	Total Municipal Bonds (cost $246,963,686)			252,547,044

10	Nuveen Investments

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

444,677	Federated Minnesota Municipal Cash Trust, 0.010% (5)	$444,677
	Total Short-Term Investments (cost $444,677)	444,677
	Total Investments (cost $247,408,363) – 99.9%	252,991,721
	Other Assets Less Liabilities – 0.1%	314,344
	Net Assets – 100%	$253,306,065

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$252,547,044	$—	$252,547,044
Short-Term Investments:
Money Market Funds	444,677	—	—	444,677
Total	$444,677	$252,547,044	$—	$252,991,721

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $247,327,878.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$10,240,212
Depreciation	(4,576,369)
Net unrealized appreciation (depreciation) of investments	$5,663,843

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(ETM)	Escrowed to maturity.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.9%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,857,348
	Education and Civic Organizations – 19.8%

660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43	No Opt. Call	BBB–	548,321

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,532,925

2,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	8/16 at 102.00	BB	1,763,060

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	879,344

	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A:
220	5.000%, 12/01/32	No Opt. Call	BBB–	197,142
785	5.000%, 12/01/43	No Opt. Call	BBB–	661,622

1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	BBB–	1,020,410

1,750	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.600%, 11/01/30	11/18 at 102.00	BBB–	1,689,993

2,600	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	BB	2,413,320

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20	8/18 at 100.00	BBB	151,634
4,100	4.875%, 8/01/25	8/18 at 100.00	BBB	4,001,518

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,742,112
820	5.500%, 5/01/27	5/17 at 100.00	N/R	826,232
1,500	5.500%, 5/01/37	5/17 at 100.00	N/R	1,472,625

275	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.125%, 3/01/36	3/20 at 100.00	Baa1	259,410

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	1,889,114

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,031,690

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	641,450
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,034,440

30	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K, 5.000%, 5/01/26	5/15 at 100.00	Baa2	30,059

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
325	5.000%, 10/01/25	10/22 at 100.00	Baa1	337,366
280	5.000%, 10/01/26	10/22 at 100.00	Baa1	284,278
210	5.000%, 10/01/27	10/22 at 100.00	Baa1	211,134

65	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Series 2010, 5.000%, 11/01/29	No Opt. Call	AA–	65,816

1,420	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2013A, 4.000%, 10/01/28	10/22 at 100.00	Aa2	1,396,243

1,625	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	12/13 at 100.00	N/R	1,624,951

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	$1,482,515

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB–	1,560,105

1,450	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,169,933

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,082,680

2,550	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,183,897

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
185	2.400%, 3/01/17	No Opt. Call	BBB–	178,479
185	2.600%, 3/01/18	No Opt. Call	BBB–	175,700
640	4.625%, 3/01/43	3/23 at 100.00	BBB–	502,816

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB–	1,138,982

	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012:
330	1.950%, 7/01/16	No Opt. Call	N/R	330,003
200	2.050%, 7/01/17	No Opt. Call	N/R	197,924
1,035	2.200%, 7/01/18	No Opt. Call	N/R	1,006,196

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,705,196
44,045	Total Education and Civic Organizations			42,420,635
	Health Care – 20.2%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,425,268

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	373,043
500	4.000%, 4/01/27	4/22 at 100.00	BBB	453,870
760	4.000%, 4/01/31	4/22 at 100.00	BBB	653,722

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A–	2,551,400

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
25	5.000%, 5/01/20	5/17 at 100.00	Baa1	26,176
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,796,418
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,011,500
135	5.250%, 5/01/37	5/17 at 100.00	Baa1	128,579

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
70	6.000%, 11/15/18	No Opt. Call	A	77,769
3,215	6.625%, 11/15/28	11/18 at 100.00	A	3,717,505
245	6.750%, 11/15/32	11/18 at 100.00	A	280,415

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$685	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	$784,352

130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA–	130,228

2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,502,742

1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA–	1,009,100

135	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured	2/18 at 100.00	AA–	133,435

125	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	11/13 at 100.00	A	125,403

1,000	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	12/13 at 100.00	N/R	1,000,370

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A–	1,797,189

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
25	5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	26,019
60	5.500%, 5/01/39 – AGC Insured	5/19 at 100.00	A1	61,879

1,045	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	1,082,202

1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.750%, 7/01/30	7/18 at 100.00	A	1,280,423

	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009:
15	5.500%, 7/01/29	7/19 at 100.00	A	15,378
2,625	5.750%, 7/01/39	7/19 at 100.00	A	2,702,648

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	A2	2,066,757

3,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,142,192

300	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-2, 5.500%, 11/15/24	No Opt. Call	AA–	331,353

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	2,037,010

900	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB+	915,705

1,800	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,835,424

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,218,154

2,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	1,917,760

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healthiest Inc., Series 2005:
170	6.000%, 11/15/25	11/15 at 100.00	BBB–	174,884
1,100	6.000%, 11/15/30	11/15 at 100.00	BBB–	1,117,457

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
$500	3.750%, 7/01/21	No Opt. Call	BBB–	$498,645
350	4.000%, 7/01/22	7/21 at 100.00	BBB–	341,835
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB–	1,260,259
500	5.000%, 7/01/34	7/21 at 100.00	BBB–	458,450
42,760	Total Health Care			43,462,918
	Housing/Multifamily – 3.8%

1,935	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Ebenezer Project, Series 2000, 5.900%, 4/20/42	10/13 at 100.00	Aa1	1,936,393

2,000	Maplewood, Minnesota, Multifamily Housing Revenue Refunding Bonds, Carefree Cottages of Maplewood III Project, Series 2004, 4.800%, 4/15/34 (Mandatory put 4/15/19) (Alternative Minimum Tax)	4/14 at 100.00	Aaa	2,021,660

850	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	10/15 at 100.00	Aa1	840,557

1,350	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,125,144

2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,295,225
8,635	Total Housing/Multifamily			8,218,979
	Housing/Single Family – 3.5%

110	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	106,451

181	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	186,392

700	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	746,578

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B:
90	4.000%, 7/01/21	No Opt. Call	Aaa	93,436
5	5.000%, 1/01/31	7/21 at 100.00	Aaa	4,875

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
45	4.375%, 7/01/26	7/21 at 100.00	Aaa	46,060
685	4.700%, 1/01/31	7/21 at 100.00	Aaa	707,447

25	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	24,568

40	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	40,328

2,950	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	2,965,989

70	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	67,834

10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007L, 5.100%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AA+	10,496

5	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%, 7/01/33 (Alternative Minimum Tax)	1/18 at 100.00	AA+	5,182

1,300	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.850%, 1/01/29	1/22 at 100.00	AA+	1,305,668

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)

$1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C, 3.900%, 7/01/43	1/23 at 100.00	AA+	$1,219,230
7,716	Total Housing/Single Family			7,530,534
	Industrials – 1.6%

4,500	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	3,511,935
	Long-Term Care – 9.2%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/15 at 102.00	N/R	1,510,605

1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	A3	1,567,904

1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,401,540

1,125	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	7/20 at 100.00	N/R	939,195

820	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/14 at 100.00	N/R	742,371

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	434,610
2,000	4.750%, 11/15/28	11/22 at 100.00	N/R	1,800,760

1,620	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.650%, 4/01/41	4/14 at 101.00	N/R	1,445,461

1,095	New Hope, Minnesota, Housing and Health Care Facilities Revenue Bonds, Minnesota Masonic Home North Ridge Project, Series 1999, 5.750%, 3/01/15	9/13 at 100.00	N/R	1,095,799

1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	912,032

2,086	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/17 at 100.00	N/R	1,918,157

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	No Opt. Call	N/R	809,870

700	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	628,348

1,715	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,458,556

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	258,996
680	5.000%, 11/01/23	5/19 at 102.00	N/R	677,273
700	5.500%, 11/01/32	5/19 at 102.00	N/R	687,743
330	6.000%, 5/01/47	5/19 at 102.00	N/R	330,502

1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,200,480
21,481	Total Long-Term Care			19,820,202
	Tax Obligation/General – 11.0%

1,000	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	AA+	1,158,120

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	$11,043,000

1,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	1,059,490

1,430	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.500%, 2/01/22	2/18 at 100.00	Aa2	1,519,175

1,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/19	No Opt. Call	AAA	1,179,860

2,000	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Refunding Series 2012D, 5.000%, 2/01/20	No Opt. Call	Aa2	2,305,540

610	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Refunding Series 2012E, 5.000%, 9/01/24	9/22 at 100.00	AAA	693,753

1,000	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Refunding Series 2012I, 3.000%, 3/01/26	No Opt. Call	AAA	924,920

420	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1999, 5.250%, 7/01/18 – NPFG Insured	No Opt. Call	A	411,739

335	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/18	No Opt. Call	BBB–	329,138

285	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	273,520

125	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	BBB–	115,833

100	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/19	No Opt. Call	BBB–	92,417

1,250	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/29	7/14 at 100.00	BBB–	920,988

535	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 5.000%, 2/01/21	No Opt. Call	Aa2	616,625

1,250	Willmar, Minnesota, General Obligation Revenue Refunding Bonds, Rice Memorial Hospital Project, Series 2012A, 3.000%, 2/01/29	2/21 at 100.00	Aa3	1,005,375
22,340	Total Tax Obligation/General			23,649,493
	Tax Obligation/Limited – 5.7%

	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital Appreciation Series 2012A:
2,000	0.000%, 2/01/27 – AGM Insured	2/22 at 100.00	Aa2	1,059,400
2,840	0.000%, 2/01/28 – AGM Insured	2/22 at 77.70	Aa2	1,413,070

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,197,040

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3	581,098

400	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.650%, 2/01/27	2/14 at 100.00	N/R	362,192

2,850	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/29	No Opt. Call	AA	3,022,082

	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2013A:
1,015	4.000%, 2/01/22	No Opt. Call	A1	1,054,442
1,055	4.000%, 2/01/23	No Opt. Call	A1	1,080,636

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	511,930

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
$150	5.000%, 9/01/26	No Opt. Call	N/R	$142,830
800	5.000%, 3/01/29	No Opt. Call	N/R	749,120

25	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	25,688
14,220	Total Tax Obligation/Limited			12,199,528
	Transportation – 6.3%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,007,100

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	4,399,879

3,180	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007B, 4.500%, 1/01/32 – FGIC Insured	1/17 at 100.00	A	3,083,201

110	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A	107,381

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
275	5.000%, 1/01/28	No Opt. Call	A	288,153
2,000	5.000%, 1/01/31	1/22 at 100.00	A	2,056,140

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,100,248
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,506,030
13,135	Total Transportation			13,548,132
	U.S. Guaranteed – 1.9% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,100
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,100

305	Marshall, Minnesota, Revenue Bonds, Weiner Memorial Medical Center, Series 2003A, 5.250%, 11/01/16 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	307,410

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
1,000	5.000%, 2/01/28 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	1,100,040
1,890	5.000%, 2/01/31 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	2,079,076

410	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa	479,544
3,615	Total U.S. Guaranteed			3,976,270
	Utilities – 14.8%

1,110	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/42	1/22 at 100.00	A–	1,101,608

15	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 5.000%, 10/01/30	10/15 at 100.00	A3	15,336

45	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A, 6.100%, 10/01/30	10/13 at 100.00	A3	45,148

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	221,269

5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A3	5,125,972

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A–	2,105,880

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A:
$945	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA–	$1,074,380
75	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA–	82,592

830	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/29	No Opt. Call	BBB	611,536

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	A	1,632,040

	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B:
805	5.000%, 12/01/20	No Opt. Call	Aa3	932,246
250	5.000%, 12/01/26	12/23 at 100.00	Aa3	274,020

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	1,317,641
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,427,168
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	48,120
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,145,771
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	6,999,818
4,795	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	2,999,992
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	3,681,555
41,365	Total Utilities			31,842,092
	Water and Sewer – 0.5%

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,130,490
$227,112	Total Investments (cost $215,938,726) – 99.2%			213,168,556
	Other Assets Less Liabilities – 0.8%			1,673,137
	Net Assets – 100%			$214,841,693

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$213,168,556	$—	$213,168,556

20	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $215,482,324.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$7,105,179
Depreciation	(9,418,947)
Net unrealized appreciation (depreciation) of investments	$(2,313,768)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 102.8%

	Education and Civic Organizations – 17.2%

$990	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	$1,000,633

1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	A3	1,044,460

165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (WI/DD, Settling 9/12/13) (Alternative Minimum Tax)	10/23 at 100.00	BBB	164,441

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	630,858
410	4.000%, 4/01/32	4/22 at 100.00	A–	367,713

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	545,820

525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	538,309

2,690	Nebraska Educational Finance Authority, Revenue Bonds, Concordia University Project, Refunding Series 2007, 5.000%, 10/01/37	10/15 at 100.00	N/R	2,390,118

750	Saline County, Nebraska, Educational Facilities Revenue and Refunding Bonds, Doane College Project, Series 2013A, 3.300%, 2/15/33	2/18 at 100.00	A	586,830

	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011:
85	4.000%, 7/01/32	1/22 at 100.00	Aa1	79,226
1,125	5.000%, 7/01/42	1/22 at 100.00	Aa1	1,144,103

1,170	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Refunding Series 2012, 4.000%, 7/01/33	7/22 at 100.00	Aa1	1,089,352

1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,028,863

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32	5/17 at 100.00	Aa1	367,780

500	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Series 2003, 5.000%, 5/15/23	11/13 at 100.00	Aa1	505,375
11,965	Total Education and Civic Organizations			11,483,881
	Health Care – 12.1%

1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.000%, 8/15/28	8/17 at 100.00	A2	1,045,150

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008:
345	5.750%, 11/01/28	11/18 at 100.00	BBB+	353,870
1,210	5.500%, 11/01/38	11/18 at 100.00	BBB+	1,186,466

610	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	537,874

600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30	2/16 at 100.00	A	588,648

	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
2,220	4.000%, 11/01/37	No Opt. Call	A–	1,758,728
2,775	5.000%, 11/01/42	No Opt. Call	A–	2,576,227
8,760	Total Health Care			8,046,963

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.7%

$445	Omaha Housing Authority, Nebraska, Multifamily Housing Revenue Bonds, GNMA Mortgage Backed Securities Program – Timbercreek Apartments Project, Series 2001, 5.150%, 11/20/22	10/13 at 100.00	N/R	$445,426
	Housing/Single Family – 1.1%

	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C:
565	2.550%, 1/01/22	No Opt. Call	AA+	524,523
200	2.750%, 7/01/23	1/23 at 100.00	AA+	182,898
765	Total Housing/Single Family			707,421
	Industrials – 2.7%

1,830	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,834,795
	Long-Term Care – 8.7%

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	100,578

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	263,495

900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA–	916,704

240	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	237,024

3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA–	3,447,826

600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/25	9/14 at 100.00	A	599,016

220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A–	232,298
5,695	Total Long-Term Care			5,796,941
	Tax Obligation/General – 14.7%

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32	5/16 at 100.00	Aa2	360,640

3,050	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	3,514,119

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
200	5.000%, 6/15/19	No Opt. Call	AA–	228,772
1,000	4.250%, 6/15/29	6/22 at 100.00	AA–	968,600
1,025	3.500%, 1/15/33	1/22 at 100.00	AA–	843,594

	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004:
50	5.250%, 4/01/24	No Opt. Call	AAA	58,785
220	5.250%, 4/01/26	No Opt. Call	AAA	253,821

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28	10/18 at 100.00	AAA	505,020

	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013:
575	4.000%, 12/15/20	2/18 at 100.00	AA–	607,258
695	4.000%, 12/15/21	2/18 at 100.00	AA–	724,788

460	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/18	No Opt. Call	BBB–	451,950

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$10	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/28	7/17 at 100.00	BBB–	$7,477

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2011A, 5.750%, 7/01/41	7/21 at 100.00	BBB+	750,310

380	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	BBB–	300,679

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	A	212,855
9,715	Total Tax Obligation/General			9,788,668
	Tax Obligation/Limited – 9.7%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	252,254

2,510	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,578,398

2,000	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013A, 5.125%, 12/15/33 (WI/DD, Settling 9/10/13)	9/18 at 100.00	A+	2,001,280

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	692,926

50	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	50,023

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/40	8/21 at 100.00	AA–	866,980
6,475	Total Tax Obligation/Limited			6,441,861
	U.S. Guaranteed – 1.4% (4)

195	Buffalo County, Nebraska, General Obligation Bonds, Series 2008, 6.000%, 12/15/28 (Pre-refunded 11/20/13) – AGC Insured	11/13 at 102.00	AA– (4)	201,421

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2009, 6.000%, 6/15/28 (Pre-refunded 1/12/14)	1/14 at 100.00	AA– (4)	510,650

250	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2003, 5.000%, 9/01/26 (Pre-refunded 9/01/13)	9/13 at 100.00	AA (4)	250,033
945	Total U.S. Guaranteed			962,104
	Utilities – 29.6%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	22,537
800	5.250%, 12/01/21	No Opt. Call	A	879,600

3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,710,440

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2	600,099

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	221,269

1,500	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/23	9/22 at 100.00	AA	1,706,385

	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A:
575	5.000%, 4/01/18 – BHAC Insured	No Opt. Call	AA+	657,904
75	5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	86,303
210	5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+	221,311

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	112,861
110	5.000%, 4/01/31	4/22 at 100.00	A	111,297

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2013A:
$ 500	5.000%, 4/01/18	No Opt. Call	A	$570,140
500	5.000%, 4/01/19	No Opt. Call	A	570,890

520	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1	523,188

2,380	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A1	2,405,704

110	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 – FGIC Insured	1/16 at 100.00	A1	108,860

500	Nebraska Utility Corporation, Facilities Revenue Refunding Bonds, Series 2010, 5.000%, 1/01/22	1/21 at 100.00	Aa1	565,745

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33	2/18 at 100.00	AA	1,089,222
1,200	5.500%, 2/01/35	2/18 at 100.00	AA	1,286,375

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011A:
715	4.000%, 2/01/18	No Opt. Call	AA	789,553
50	5.000%, 2/01/20	No Opt. Call	AA	57,929

10	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Subordinate Lien Series 2005, 4.250%, 2/01/35 – BHAC Insured	8/15 at 100.00	AA+	9,513

1,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Adams County, Nebraska, Revenue Bonds, Series 2007A, 5.000%, 1/01/41 – AMBAC Insured	1/17 at 100.00	A2	983,820

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2008WW, 5.250%, 7/01/25	7/18 at 100.00	BBB	811,140

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28	12/18 at 100.00	AA–	1,622,100

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R	1,001,500
19,205	Total Utilities			19,725,685
	Water and Sewer – 4.9%

1,000	Lincoln, Nebraska, Water Revenue Bonds, Refunding Series 2013, 5.000%, 8/15/20	No Opt. Call	Aa1	1,165,130

1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,275,002

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	425,040
500	6.000%, 7/01/38	7/18 at 100.00	BBB–	376,829
3,395	Total Water and Sewer			3,242,001
$69,195	Total Municipal Bonds (cost $71,700,061)			68,475,746

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

1,297,413	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$1,297,413
	Total Short-Term Investments (cost $1,297,413)			1,297,413
	Total Investments (cost $72,997,474) – 104.7%			69,773,159
	Other Assets Less Liabilities – (4.7)%			(3,158,504)
	Net Assets – 100%			$66,614,655

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2013

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$68,475,746	$—	$68,475,746
Short-Term Investments:
Money Market Funds	1,297,413	—	—	1,297,413
Total	$1,297,413	$68,475,746	$—	$69,773,159

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $72,781,304.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,149,324
Depreciation	(4,157,469)
Net unrealized appreciation (depreciation) of investments	$(3,008,145)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 99.3%

	Education and Civic Organizations – 9.4%

$2,350	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2005A, 5.000%, 5/01/22 – RAAI Insured	5/15 at 100.00	BBB	$2,381,396

250	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Series 2009, 5.750%, 5/01/24	5/14 at 100.00	BBB	252,265

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,144,115

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	671,956
500	5.250%, 10/01/24	10/21 at 100.00	A–	544,325

1,000	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Refunding Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	Baa1	1,007,240

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	486,330

1,815	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23 (WI/DD, Settling 9/18/13)	No Opt. Call	AA	2,002,816

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,047,660

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
1,000	4.250%, 4/01/14	No Opt. Call	BBB+	1,018,690
250	5.000%, 4/01/17	No Opt. Call	BBB+	273,630
2,000	4.500%, 4/01/21	4/18 at 100.00	BBB+	2,064,360

210	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	212,482

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,110,487

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012:
400	5.000%, 10/01/22	No Opt. Call	BBB	355,376
500	4.000%, 10/01/23	No Opt. Call	BBB	393,210

350	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	A–	350,445
14,975	Total Education and Civic Organizations			15,316,783
	Health Care – 15.9%

1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB–	1,070,138

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	A+	1,081,540

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A2	264,118

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%, 1/01/23	1/19 at 100.00	A2	1,742,160

810	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA–	842,408

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012:
$855	4.000%, 9/01/24	No Opt. Call	BBB+	$819,047
500	3.500%, 9/01/27	No Opt. Call	BBB+	414,950

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA–	2,008,319

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,925	5.000%, 9/01/21	9/19 at 100.00	A	2,110,840
495	4.500%, 9/01/21	9/19 at 100.00	A	529,378

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.250%, 10/01/22	10/14 at 100.00	AA	1,050,540

	Oregon Health and Science University, Revenue Bonds, Series 2012A:
1,225	5.000%, 7/01/25	7/22 at 100.00	A+	1,322,020
1,195	5.000%, 7/01/26	7/22 at 100.00	A+	1,270,357

2,825	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	No Opt. Call	A+	2,605,724

1,000	Oregon State Facilities Authority, Auction Rate Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	AA–	1,111,730

	Oregon State Facilities Authority, Oregon, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	A–	1,399,350
500	5.000%, 10/01/24	10/20 at 100.00	A–	527,965

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	A+	2,173,200
1,020	4.750%, 3/15/24	3/20 at 100.00	A+	1,051,355

375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA	423,503

450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	8/16 at 100.00	A	456,813

1,520	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A	1,654,657
24,630	Total Health Care			25,930,112
	Housing/Multifamily – 5.1%

	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
265	4.000%, 9/01/20	No Opt. Call	Aa3	278,086
275	4.000%, 9/01/21	No Opt. Call	Aa3	283,165
285	4.000%, 9/01/22	No Opt. Call	Aa3	285,781
195	4.000%, 9/01/23	3/23 at 100.00	Aa3	195,049

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
750	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	775,838
500	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	506,920

	Oregon State Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27	7/22 at 100.00	AA–	1,145,445
620	4.700%, 7/01/33	7/22 at 100.00	AA–	582,168

1,000	Oregon State Facilities Authority, Revenue Refunding Bonds, College Housing Northwest Projects, Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB–	981,610

705	Portland Housing Authority, Oregon, Housing Revenue Refunding Bonds, Yards at Union Station Project, Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	719,389

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
$880	5.125%, 4/01/16	No Opt. Call	A+	$971,247
1,455	6.250%, 4/01/23	4/18 at 100.00	A+	1,700,284
8,115	Total Housing/Multifamily			8,424,982
	Housing/Single Family – 0.2%

405	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2008D, 4.750%, 7/01/22	1/18 at 100.00	Aa2	419,907
	Long-Term Care – 3.3%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinai Park, Series 2005, 5.125%, 10/01/24	10/15 at 100.00	N/R	930,220

	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A–	272,750
450	5.000%, 10/01/24	10/23 at 100.00	A–	466,952

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza Project, Series 2009, 5.250%, 12/01/26	12/16 at 100.00	BBB	1,012,370

1,660	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,621,073

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	533,715
550	5.750%, 5/15/27	5/22 at 100.00	N/R	545,573
5,460	Total Long-Term Care			5,382,653
	Tax Obligation/General – 28.0%

1,295	Albany, in the Counties of Linn and Benton, Oregon, General Obligation and Water Revenue Bonds, Series 2013, 5.000%, 8/01/25	8/23 at 100.00	A1	1,411,589

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa1	647,132
655	4.500%, 2/01/20	No Opt. Call	Baa1	704,295
280	5.000%, 2/01/21	No Opt. Call	Baa1	305,122

1,200	Cascade School District 5, Marion County, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	AA+	1,297,380

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,112,330
810	4.500%, 6/15/20	No Opt. Call	AA+	921,083

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24	6/18 at 100.00	AA+	1,150,040

	City of The Dalles, Wasco County, Oregon, General Obligation Bonds, Series 2008:
130	4.000%, 6/01/17	No Opt. Call	A+	141,228
140	4.000%, 6/01/18	No Opt. Call	A+	152,800
75	4.000%, 6/01/19	6/18 at 100.00	A+	80,670

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA	1,262,843

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 – AGM Insured	6/17 at 100.00	AA+	766,207
3,665	5.000%, 6/15/21 – AGM Insured	6/17 at 100.00	AA+	4,075,956
3,135	5.000%, 6/15/22 – AGM Insured	6/17 at 100.00	AA+	3,445,710

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	$1,095,480

525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	577,190

1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	601,710

3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deferred Interest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,281,230

965	Forest Grove School District 15, Washington County, Oregon, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	597,103

1,000	Hillsboro School District 1J, Washington, Multnomah and Yamhill Counties, Oregon, General Obligation Refunding Bonds, Series 1998, 5.000%, 11/01/14	No Opt. Call	Aa2	1,055,930

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,163,710

820	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	796,794

200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	229,938

100	Marion and Linn Counties School District 29J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	108,333

325	Marion County School District 1, Gervais, Oregon, General Obligation Bonds, Series 2013, 4.000%, 6/01/24	6/15 at 100.00	AA–	328,136

300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	336,729

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20	6/17 at 100.00	AAA	1,840,961

1,015	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,166,661

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA–	135,044

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,734,210

	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	606,182
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	626,584
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	108,682

455	Pacific City Joint Water-Sanitary Authority, Tillamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	464,869

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	BBB–	1,008,470

	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	251,124
200	4.250%, 6/01/23	6/19 at 100.00	A1	206,354
500	4.625%, 6/01/29	6/19 at 100.00	A1	498,305

340	Redmond, Oregon, Full Faith and Credit Refunding Obligations, Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	340,945

655	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	490,792

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Sandy, Clackamas County, Oregon, General Obligation Bonds, Series 2010:
$210	4.000%, 6/01/17	6/14 at 100.00	AA	$214,145
240	4.000%, 6/01/18	6/14 at 100.00	AA	244,054
100	4.000%, 6/01/19	6/14 at 100.00	AA	101,450

765	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Bonds, Series 2000, 0.000%, 6/15/14	No Opt. Call	Aa3	761,129

1,525	Washington County, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	1,710,898

	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2012:
1,575	4.000%, 6/15/22	No Opt. Call	Aa1	1,685,360
1,200	4.000%, 6/15/23	No Opt. Call	Aa1	1,261,236

	West Valley Fire District, Oregon, General Obligation Bonds, Series 2010:
125	3.000%, 2/01/14	No Opt. Call	N/R	125,903
125	3.000%, 2/01/15	No Opt. Call	N/R	127,536
130	3.500%, 2/01/16	No Opt. Call	N/R	135,035
135	4.000%, 2/01/17	No Opt. Call	N/R	142,487
140	4.000%, 2/01/18	No Opt. Call	N/R	147,570
145	4.000%, 2/01/19	No Opt. Call	N/R	151,803

	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005:
1,260	5.250%, 6/15/15 – FGIC Insured	No Opt. Call	Aa1	1,366,231
1,300	5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	1,457,963
43,950	Total Tax Obligation/General			45,758,651
	Tax Obligation/Limited – 15.5%

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
975	4.000%, 9/15/19	No Opt. Call	Baa2	1,011,650
1,105	4.250%, 9/15/23	9/21 at 100.00	Baa2	1,080,701

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25	5/19 at 100.00	AA	1,569,255

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	1,126,571

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2006A, 5.000%, 11/15/30	11/16 at 100.00	AAA	2,669,623

1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21	5/19 at 100.00	AAA	1,186,253

2,655	Portland, Oregon, Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,818,601

1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,090,140

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,268,545

755	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 4.375%, 8/01/20	2/20 at 100.00	A+	740,949

	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A	1,077,420
1,715	5.000%, 10/01/26	10/21 at 100.00	A	1,829,991

2,305	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Senior Lien Payroll Tax, Series 2012A, 5.000%, 9/01/24	9/22 at 100.00	AAA	2,577,543

3,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22	No Opt. Call	BBB+	3,114,678

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
$1,015	5.000%, 10/01/20	No Opt. Call	BBB	$1,104,635
30	5.000%, 10/01/29	10/20 at 100.00	BBB	29,001
23,780	Total Tax Obligation/Limited			25,295,556
	Transportation – 2.6%

1,005	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,133,047

350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	397,915

1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,110,886

1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,572,210
3,885	Total Transportation			4,214,058
	U.S. Guaranteed – 8.7% (4)

1,500	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/01/16 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	1,590,000

1,975	Clackamas County School District 115, Oregon, General Obligation Bond, Series 2006B, 4.500%, 6/15/21 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	AA+ (4)	2,178,958

	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005:
1,000	5.000%, 6/15/18 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,081,840
1,305	5.000%, 6/15/21 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,411,801

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	Aa1 (4)	1,441,673

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 (Pre-refunded 11/01/16) – NPFG Insured	11/16 at 100.00	AA (4)	1,198,616

700	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2005A, 5.000%, 11/15/24 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	740,530

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 (Pre-refunded 10/01/16) – NPFG Insured	10/16 at 100.00	Aa1 (4)	554,860

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 100.00	Aa2 (4)	2,851,150

1,040	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	Aa1 (4)	1,190,010
12,875	Total U.S. Guaranteed			14,239,438
	Utilities – 0.9%

500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	556,560

150	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA–	168,531

800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2008WW, 5.375%, 7/01/23	7/18 at 100.00	BBB	682,120
1,450	Total Utilities			1,407,211

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 9.7%

$ 820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – FGIC Insured	11/16 at 100.00	AA	$917,268

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	AA	1,684,920

	Lebanon, Oregon, Wastewater Revenue Bonds, Refunding Series 2010:
165	4.000%, 3/01/17 – AGM Insured	No Opt. Call	AA–	178,832
435	4.000%, 3/01/18 – AGM Insured	No Opt. Call	AA–	474,655

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	6/18 at 100.00	AA	1,064,970

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 – NPFG Insured	6/16 at 100.00	AA–	1,300,302

2,000	Portland, Oregon, Water System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/15	No Opt. Call	Aaa	2,154,838

2,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Refunding Series 2013, 5.000%, 10/01/21	No Opt. Call	Aa1	2,323,440

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	1,275,120

	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	A1	471,569
5	4.500%, 6/01/30	6/20 at 100.00	A1	5,078

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	334,217

1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA–	1,540,702

1,000	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2004, 5.000%, 10/01/14 – NPFG Insured	No Opt. Call	AA	1,051,200

900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,014,426
14,710	Total Water and Sewer			15,791,537
$154,235	Total Municipal Bonds (cost $159,703,016)			162,180,888

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

1,652,130	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$1,652,130
	Total Short-Term Investments (cost $1,652,130)			1,652,130
	Total Investments (cost $161,355,146) – 100.3%			163,833,018
	Other Assets Less Liabilities – (0.3)%			(538,557)
	Net Assets – 100%			$163,294,461

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2013

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$162,180,888	$—	$162,180,888
Short-Term Investments:
Money Market Funds	1,652,130	—	—	1,652,130
Total	$1,652,130	$162,180,888	$—	$163,833,018

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $161,228,526.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$6,584,080
Depreciation	(3,979,588)
Net unrealized appreciation (depreciation) of investments	$2,604,492

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

34	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2013